Overview and Description of the Company (Details) - shares					12 Months Ended
	Dec. 13, 2020	Dec. 23, 2018	Jan. 13, 2017	Jun. 30, 2011	Dec. 31, 2017	Sep. 30, 2021	Jan. 11, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 08, 2018	Sep. 27, 2017	Dec. 31, 2014
Accounting Policies [Abstract]
Stockholders' Equity, Reverse Stock Split	1-for-170	1-for 20	1-for-10	1 for 23
Common Stock, Shares Authorized			50,000,000			2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000	5,000,000,000	2,000,000,000	500,000,000
Common Shares and Preferred Shares Authorized, Description					The Company held a Special Meeting of Stockholders in May 2017 which authorized an amendment to the Articles of Incorporation to increase the authorized common share capital to 2,000,000,000 common shares and 100,000,000 preferred shares.